Derivatives (Credit Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 40	$ 125
Maximum Amount of Future Payments under Credit Default Swaps	$ 6,577	$ 7,419
Weighted Average Years to Maturity	4 years 1 month	3 years 10 months
Aaa/Aa/A
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 7	$ 15
Maximum Amount of Future Payments under Credit Default Swaps	$ 1,611	$ 1,981
Weighted Average Years to Maturity	3 years 2 months	2 years 7 months
Aaa/Aa/A | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 2	$ 5
Maximum Amount of Future Payments under Credit Default Swaps	$ 245	$ 415
Weighted Average Years to Maturity	2 years 6 months	2 years 2 months
Aaa/Aa/A | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 5	$ 10
Maximum Amount of Future Payments under Credit Default Swaps	$ 1,366	$ 1,566
Weighted Average Years to Maturity	3 years 4 months	2 years 8 months
Baa
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 26	$ 74
Maximum Amount of Future Payments under Credit Default Swaps	$ 4,204	$ 4,689
Weighted Average Years to Maturity	4 years 5 months	4 years 1 month
Baa | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 5	$ 15
Maximum Amount of Future Payments under Credit Default Swaps	$ 752	$ 1,002
Weighted Average Years to Maturity	2 years 7 months	2 years 10 months
Baa | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 21	$ 59
Maximum Amount of Future Payments under Credit Default Swaps	$ 3,452	$ 3,687
Weighted Average Years to Maturity	4 years 10 months	4 years 6 months
Ba
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ (3)	$ (1)
Maximum Amount of Future Payments under Credit Default Swaps	$ 160	$ 160
Weighted Average Years to Maturity	1 year 5 months	2 years 5 months
Ba | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ (2)	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 60	$ 60
Weighted Average Years to Maturity	2 years 2 months	3 years
Ba | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ (1)	$ (1)
Maximum Amount of Future Payments under Credit Default Swaps	$ 100	$ 100
Weighted Average Years to Maturity	1 year	2 years
B
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 10	$ 37
Maximum Amount of Future Payments under Credit Default Swaps	$ 602	$ 589
Weighted Average Years to Maturity	4 years 11 months	4 years 11 months
B | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 0	$ 0
Weighted Average Years to Maturity	0 years	0 years
B | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 10	$ 37
Maximum Amount of Future Payments under Credit Default Swaps	$ 602	$ 589
Weighted Average Years to Maturity	4 years 11 months	4 years 11 months